Personnel Expenses - Schedule of personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses [Abstract]
Short‑term employee benefits - Salaries	$ 538,056	$ 410,184	$ 266,482
Short‑term employee benefits - Social Security	39,086	30,856	19,231
Post‑employment benefits	24,751	12,330	7,758
Termination benefits	2,283	2,498	1,089
Share‑based payment	238,493	228,142	226,830
Employer social security contributions share-based payments	46,418	51,898	7,987
Total personnel expenses	$ 889,087	$ 735,908	$ 529,377